GENERAL (Schedule of Acquisition of U.S. Quartz Products, Inc.) (Details) (U.S. Quartz Products, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 18, 2011
Business Acquisition [Line Items]
Current assets		$ 22,452
Deferred taxes		2,604
Property and equipment		1,794
Long-term liabilities		185
Goodwill		18,460
Total assets acquired		63,192
Current liabilities		18,510
Long-term liabilities		6,291
Deferred taxes		5,374
Total liabilities assumed		30,175
Net assets acquired		33,017
Total purchase price		33,017
Distribution Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		739
Expected useful life	7 years 7 months 6 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		2,352
Expected useful life	7 years 7 months 6 days
Distribution Agreement [Member]
Business Acquisition [Line Items]
Intangible assets		14,376
Expected useful life	7 years 7 months 6 days
Backlog- Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		146
Expected useful life	29 days
Backlog- Distribution Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 84
Expected useful life	29 days